Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 23 – SUBSEQUENT EVENTS

On April 1, 2024, the compensation committee of our board of directors granted 420,715 ordinary shares (the “Shares”) of restricted stock awards (with the vesting conditions waived) to Lei Liu, Chief Executive Officer and Director. The Shares were granted under the Company’s Third Amended and Restated 2010 Equity Incentive Plan. The issuance of the Shares is registered under a Registration Statement on Form S-8 filed with the Securities and Exchange Commission and became effective on March 12, 2024.

On April 29, 2024, the Company entered into certain Share Purchase Agreements (the “Purchase Agreement”) with several investors (the “Investors”) pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 900,000 ordinary shares (the

“Shares”), par value $0.24 per share, of the Company (“Ordinary Shares”), at a purchase price of $1.70 per Share (the “Purchase Price”), for aggregate gross proceeds to the Company of $1,530,000.

On May 10, 2024, the Company entered into certain Share Purchase Agreements (the “Purchase Agreement”) with several investors (the “Investors”) pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 1,610,000 ordinary shares (the “Shares”), par value $0.24 per share, of the Company (“Ordinary Shares”), at a purchase price of $1.70 per Share (the “Purchase Price”), for aggregate gross proceeds to the Company of $2,737,000.

On June 11, 2024, the Company entered into certain Share Purchase Agreements (the “Purchase Agreement”) with several investors (the “Investors”) pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 1,980,000 ordinary shares (the “Shares”), par value $0.24 per share, of the Company (“Ordinary Shares”), at a purchase price of $1.70 per Share (the “Purchase Price”), for an aggregate gross proceeds to the Company of $3,366,000.